ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net	$ 2,027.4	$ 6,588,483	$ 6,654,006	[2]
Intangible assets	$ 4,267.1	13,866,959	10,863,904	[2]
Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		5,663,743	5,799,997
Colombia
Disclosure of operating segments [line items]
Intangible assets		8,625,595	5,868,867
Colombia | Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		4,450,061	4,635,899
Panama
Disclosure of operating segments [line items]
Intangible assets		3,979,443	3,657,236
Panama | Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		213,090	203,824
Costa Rica
Disclosure of operating segments [line items]
Intangible assets		100,631	89,343
Costa Rica | Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		378,554	366,800
Guatemala
Disclosure of operating segments [line items]
Intangible assets		15,988	16,714
Guatemala | Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		108,167	98,778
Other countries
Disclosure of operating segments [line items]
Intangible assets		1,145,302	1,231,744
Other countries | Property, plant and equipment for own use
Disclosure of operating segments [line items]
Own - use Property, plant and equipment, net		$ 513,871	$ 494,696

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.